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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/05

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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)


  PAR                                                                             YIELD ON
  AMOUNT                                                          MATURITY        DATE OF            AMORTIZED
  (000)     DESCRIPTION                                             DATE          PURCHASE             COST
            COMMERCIAL PAPER    59.6%
$  20,000   American Express Credit Corp.                         09/22/05          3.515 %        $ 19,959,167
   20,000   American General Finance Corp.                        09/13/05          3.348            19,977,867
   10,000   American Honda Finance Corp.                          09/12/05          3.473             9,989,428
   10,000   American Honda Finance Corp.                          10/19/05          3.639             9,951,733
   20,000   CIT Group, Inc.                                       09/07/05          3.418            19,988,667
   18,609   DaimlerChrysler Revolving Auto Conduit LLC            10/17/05          3.662            18,522,447
    8,700   DNB Norbank ASA                                       10/12/05          3.615             8,664,429
   20,000   Du Pont (E.I.) De Nemours & Co.                       09/26/05          3.458            19,952,222
   20,000   FCAR Owner Trust Ser I                                09/08/05          3.410            19,986,817
   20,000   General Electric Capital Corp.                        01/09/06          3.729            19,735,667
   20,000   HSBC Finance Corp.                                    10/27/05          3.623            19,888,311
   20,000   MetLife Funding, Inc.                                 09/22/05          3.520            19,959,050
   20,000   Mortgage Interest Networking Trust                    09/20/05          3.516            19,963,056
   20,000   New Center Asset Trust                                10/14/05          3.661            19,913,044
    5,000   Nordea North America, Inc.                            12/30/05          3.636             4,940,500
   21,000   Northern Trust Corp.                                  10/11/05          3.637            20,915,533
   10,300   Sanpaolo IMI SpA                                      09/01/05          3.550            10,300,000
   20,000   Toyota Motor Credit Corp.                             09/15/05          3.408            19,973,633
                                                                                              ------------------
            TOTAL COMMERCIAL PAPER                                                                  302,581,571
                                                                                              ------------------

            FLOATING RATE NOTES    36.5%
   20,000   Bank of America, NA                                   12/09/05          2.065            20,000,000
   20,000   Bank of Nova Scotia                                   09/29/06          3.648            19,995,344
   20,000   Barclays Bank PLC                                     06/21/06          3.520            19,997,902
   21,150   Citigroup, Inc.                                       09/01/05          1.830            21,150,000
   20,000   Credit Lyonnais                                       09/19/05          1.530            19,999,619
   10,000   Fortis Bank                                           09/01/05          1.422            10,000,000
   10,000   Royal Bank of Scotland PLC                            03/15/06          3.014             9,998,002
   10,000   Royal Bank of Scotland PLC                            07/05/06          3.255             9,996,648
   12,000   Southtrust Bank                                       06/01/06          2.971            12,006,274
   20,000   U.S. Bank, National Association Cincinnati            09/29/06          3.625            19,995,178
   15,000   Wells Fargo & Co.                                     03/03/06          3.093            15,010,451
    7,000   Wells Fargo & Co.                                     09/15/06          3.800             7,009,855
                                                                                              ------------------
            TOTAL FLOATING RATE NOTES                                                               185,159,273
                                                                                              ------------------

            CERTIFICATES OF DEPOSIT    3.9%
   20,000   First Tennessee Bank, N.A.                            10/25/05          3.580            20,000,000
                                                                                              ------------------

            NOTE 3.9%
   20,000   Standard Federal Bank, NA                             10/31/05          3.670            20,000,000
                                                                                              ------------------


            TOTAL INVESTMENTS    103.9% (a)                                                         527,740,844

            LIABILITIES IN EXCESS OF OTHER ASSETS    (3.9%)                                         (19,603,839)
                                                                                              ------------------

            NET ASSETS    100.0%                                                                   $508,137,005
                                                                                              ------------------

Percentages are calculated as a percentage of net assets.

(a) At August 31, 2005, cost is identical for both book and federal income tax purposes.
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: October 20, 2005